FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.    FINANCIAL INSTRUMENTS

Financial instruments held by Grupo Supervielle as of December 31,2025 and 2024:

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2025	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	1,599,186,464	—	1,599,186,464
- Debt securities at fair value through profit or loss	249,506,501	—	—	249,506,501
- Derivatives	9,910,637	—	—	9,910,637
- Reverse Repo transactions	—	3,657,016	—	3,657,016
- Other financial assets	44,370,988	13,162,141	—	57,533,129
- Loans and other financing	—	3,765,478,226	—	3,765,478,226
- Other debt securities	—	706,297,983	98,609,845	804,907,828
- Financial assets pledged as collateral	—	681,163,072	—	681,163,072
- Investments in Equity Instruments	4,306,274	—	1,399,669	5,705,943
Total Assets	308,094,400	6,768,944,902	100,009,514	7,177,048,816
Liabilities
- Deposits	—	5,118,886,479	—	5,118,886,479
- Liabilities at fair value through profit or loss	693,909	—	—	693,909
- Repo transactions	—	393,411,412	—	393,411,412
- Other financial liabilities	271,671,634	8,600,651	—	280,272,285
- Financing received from the Argentine Central Bank and other financial institutions	—	480,793,742	—	480,793,742
- Unsubordinated Negotiable obligations	—	174,866,398	—	174,866,398
Total Liabilities	272,365,543	6,176,558,682	—	6,448,924,225

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2024	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	858,981,662	—	858,981,662
- Debt securities at fair value through profit or loss	346,410,248	—	—	346,410,248
- Derivatives	6,087,827	—	—	6,087,827
- Other financial assets	22,573,471	15,093,100	—	37,666,571
- Loans and other financing	—	2,854,710,927	—	2,854,710,927
- Other debt securities	273,817,769	795,536,505	—	1,069,354,274
- Financial assets pledged as collateral	230,670,891	2,447	—	230,673,338
- Investments in Equity Instruments	68,878	—	866,079	934,957
Total Assets	879,629,084	4,524,324,641	866,079	5,404,819,804
Liabilities
- Deposits	—	4,174,648,931	—	4,174,648,931
- Derivatives	2,281,117	—	—	2,281,117
- Reverse repo transactions	—	44,677,369	—	44,677,369
- Other financial liabilities	208,818,482	9,796,031	—	218,614,513
- Financing received from the Argentine Central Bank and other financial institutions	—	51,695,858	—	51,695,858
- Unsubordinated debt securities	—	67,297,539	—	67,297,539
Total Liabilities	211,099,599	4,348,115,728	—	4,559,215,327